INCOME TAXES (Schedule of Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Schedule Of Significant Components Of Deferred Income Tax Assets And Liabilities
Non-capital loss carry forward	$ 4,518,711	$ 2,214,176
Capital assets	139,000
Intangible assets	(645,000)	(694,000)
Share issuance costs	14,000	19,000
Capital losses	4,000
Convertible debentures	(30,000)
Bonds payable	(27,000)
Deferred tax assets not recognized	(4,296,000)	(2,128,000)
Deferred tax asset (liability)	$ (322,289)	$ (588,824)